Amana Growth Fund

Amana Growth Fund

Investment Objective
Long-term capital growth, consistent with Islamic principles.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchange of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amana Growth Fund
Management Fees	0.79%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.13%

Example
The example below is intended to help investors compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Growth Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Amana Growth Fund	115	359	622	1,375

Portfolio Turnover
During the most recent fiscal year, the Growth Fund's portfolio turnover rate was 12% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Principal Investment Strategies
The Growth Fund invests only in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. The Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Fund favors companies expected to grow earnings and stock prices faster than the economy, and tend to be smaller and less seasoned companies.
Principal Risks of Investing
The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

The Growth Fund's restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, the Fund does not maximize current income because reserves remain in cash.

The Growth Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the adviser's judgment, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.
Performance
The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.
Annual Total Return

Best Quarter	Q2 2003	16.2%
Worst Quarter	Q3 2002	-18.7%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2012) was 7.47%.

Average Annual Total Returns for periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
Amana Growth Fund	(1.86%)	3.52%	7.36%
Amana Growth Fund Return after taxes on distributions	(1.87%)	3.48%	7.34%
Amana Growth Fund Return after taxes on distributions and sale of Fund shares	(1.19%)	3.02%	6.51%
Amana Growth Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.